Other non-current assets - Disclosure of Detailed Information About Other Non-Current Assets (Detail) - MXN ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other non-current assets and other non-current financial assets [Abstract]
Non-current prepaid advertising expenses	$ 228	$ 238
Guarantee deposits	917	1,111
Prepaid bonuses	451	400
Advances to acquire property, plant and equipment	1,744	1,432
Shared based payment in excess of capital contribution	414	534
Indemnifiable contingencies from business combinations	714	1,030
Recoverable tax	860	809
Other	136	139
Other non-current assets	$ 5,464	$ 5,693